Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of basic and diluted net income (loss) per common share
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	NINE MONTHS ENDED SEPTEMBER 30,
	2020	2021
Numerator:
Net loss	$(35,763)	$(77,638)
Less: Accruals of dividends of preferred stock	(9,101)	(13,033)

Net loss available to common stockholders	$(44,864)	$(90,671)

Denominator:
Weighted-average common stock outstanding	3,201,202	3,324,547

Net loss per share, basic and diluted	$(14.01)	$(27.27)

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	YEAR ENDED DECEMBER 31,
	2019	2020
Numerator:
Net loss	$(28,649)	$(53,251)
Less: Accruals of dividends of preferred stock	(8,505)	(13,445)

Net loss attributable to common stockholders	$(37,154)	$(66,696)

Denominator:
Weighted-average common stock outstanding	3,437,367	3,211,968

Net loss per share, basic and diluted	$(10.81)	$(20.76)

Summary of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

ESTIMATED USEFUL LIFE
Laboratory equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of useful life or lease term

Environmental Impact Acquisition Corp [Member]
Schedule of basic and diluted net income (loss) per common share
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For the Period from July 2, 2020 (Inception) Through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(1,221,250)	$(305,312)	$(2,765,190)	$(743,009)	$—	$(878)
Denominator:
Basic and diluted weighted average shares outstanding	20,700,000	5,175,000	19,335,165	5,130,495	—	4,500,000

Basic and diluted net loss per common share	$(0.06)	$(0.06)	$(0.14)	$(0.14)	$—	$(0.00)

Schedule of class A common stock subject to possible redemption reflected in condensed consolidated balance sheet
At September 30, 2021, the Class A common stock subject to possible redemption reflected in the condensed consolidated balance sheet are reconciled in the following table:

Gross proceeds	$207,000,000
Less:
Proceeds allocated to Public Warrants	(11,902,500)
Class A common stock issuance costs	(723,739)
Plus:
Accretion of carrying value to redemption value	12,626,239

Class A common stock subject to possible redemption	$207,000,000